Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,271,000
Previously Paid Amount	0.00
Total Fee Amount	1,694.63
Total Offset Amount	0.00
Net Fee	1,694.63
Narrative - Max Aggregate Offering Price	$ 12,271,000
Final Prospectus	true